Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Australia - 2.9%
BHP Group PLC, ADR	16,900	$ 720,954
Challenger, Ltd. (A)	260,877	725,964
Lendlease Corp., Ltd.	121,000	966,604
Macquarie Group, Ltd.	20,900	1,811,701
Santos, Ltd.	195,000	689,477

		4,914,700

Belgium - 1.9%
Groupe Bruxelles Lambert SA	17,200	1,550,612
KBC Group NV	34,400	1,725,024

		3,275,636

China - 0.4%
Baidu, Inc., ADR (B)	5,700	721,563

Denmark - 1.2%
AP Moller - Maersk A/S, Class B	1,200	1,897,056
Drilling Co. of 1972 A/S (A) (B)	8,900	192,225

		2,089,281

France - 9.3%
Airbus SE (B)	4,100	297,355
Arkema SA	15,293	1,621,428
Dassault Aviation SA (B)	500	421,776
Engie SA (B)	215,800	2,883,845
Rexel SA (B)	67,500	846,317
Sanofi	31,068	3,113,380
TOTAL SE (A)	36,100	1,239,766
Ubisoft Entertainment SA (B)	15,100	1,360,932
Veolia Environnement SA	105,400	2,274,118
Vivendi SA	59,100	1,650,596

		15,709,513

Germany - 12.5%
Allianz SE	8,641	1,658,464
Bayer AG	24,126	1,488,422
Deutsche Boerse AG	9,600	1,683,074
Deutsche Post AG	31,000	1,406,642
Fresenius SE & Co. KGaA	59,400	2,701,172
HeidelbergCement AG	37,800	2,309,801
Infineon Technologies AG	89,885	2,533,479
SAP SE	23,300	3,628,232
Siemens AG	25,707	3,246,510
Talanx AG (B)	16,800	542,451

		21,198,247

Hong Kong - 2.5%
China Mobile, Ltd.	192,500	1,235,712
CK Asset Holdings, Ltd.	215,400	1,058,418
CK Hutchison Holdings, Ltd.	309,000	1,872,463

		4,166,593

Ireland - 3.4%
AIB Group PLC (A) (B)	382,000	391,880
DCC PLC	25,900	2,004,989
Ryanair Holdings PLC, ADR (B)	7,485	611,973
Smurfit Kappa Group PLC	68,921	2,704,319

		5,713,161

	Shares	Value
COMMON STOCKS (continued)
Isle of Man - 0.9%
GVC Holdings PLC (B)	126,300	$ 1,581,810

Israel - 0.7%
Check Point Software Technologies, Ltd. (B)	9,300	1,119,162

Italy - 2.3%
Mediobanca Banca di Credito Finanziario SpA	152,418	1,194,335
Prysmian SpA	45,635	1,324,677
UniCredit SpA (B)	165,500	1,367,398

		3,886,410

Japan - 26.5%
Astellas Pharma, Inc.	151,300	2,255,368
Daiwa Securities Group, Inc. (A)	353,500	1,486,791
Denka Co., Ltd.	25,360	772,186
ENEOS Holdings, Inc.	267,600	954,761
FANUC Corp.	10,900	2,091,878
Fujitsu, Ltd.	12,210	1,668,101
Hitachi, Ltd.	75,140	2,544,198
Japan Airlines Co., Ltd. (B)	61,200	1,141,486
Kirin Holdings Co., Ltd.	60,200	1,130,712
Kyocera Corp.	24,000	1,374,157
Matsumotokiyoshi Holdings Co., Ltd.	18,600	678,191
Nintendo Co., Ltd.	5,300	3,003,463
Olympus Corp.	120,000	2,495,488
ORIX Corp.	190,100	2,374,398
Rakuten, Inc.	225,800	2,434,793
Sega Sammy Holdings, Inc.	115,200	1,404,055
Seven & i Holdings Co., Ltd.	84,100	2,612,994
Sony Corp.	69,200	5,303,628
Square Enix Holdings Co., Ltd.	27,100	1,793,513
Sumitomo Mitsui Financial Group, Inc. (A)	88,700	2,480,123
Toshiba Corp.	75,550	1,927,248
Toyota Industries Corp.	46,000	2,912,803

		44,840,335

Luxembourg - 0.9%
ArcelorMittal SA (B)	117,600	1,564,471

Netherlands - 5.2%
ASML Holding NV	5,100	1,883,802
EXOR NV	8,600	466,831
Heineken Holding NV	25,243	1,967,138
Koninklijke Philips NV (B)	60,795	2,870,686
NXP Semiconductors NV	13,500	1,684,935

		8,873,392

Norway - 0.9%
Mowi ASA (A)	87,400	1,555,011

Republic of Korea - 1.8%
Samsung Electronics Co., Ltd.	60,300	2,993,541

Singapore - 1.1%
DBS Group Holdings, Ltd.	121,900	1,792,093

Spain - 1.0%
Siemens Gamesa Renewable Energy SA	60,900	1,648,081

Sweden - 1.6%
Investor AB, B Shares	23,278	1,520,513
Volvo AB, B Shares (B)	61,849	1,188,110

		2,708,623

Transamerica Series Trust	Page 1

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Switzerland - 9.7%
ABB, Ltd.	94,600	$ 2,405,096
Alcon, Inc. (B)	33,300	1,887,966
Glencore PLC (B)	202,800	420,440
Nestle SA	33,676	4,007,847
Novartis AG	38,380	3,332,317
Roche Holding AG	4,500	1,541,433
Siemens Energy AG (B)	12,853	346,598
UBS Group AG	217,200	2,426,754

		16,368,451

United Kingdom - 12.7%
Ashtead Group PLC	49,200	1,771,760
Aviva PLC	534,660	1,978,099
Barratt Developments PLC	56,400	345,885
British Land Co. PLC, REIT	271,200	1,182,270
Bunzl PLC	33,000	1,065,451
IG Group Holdings PLC	30,900	315,642
Imperial Brands PLC	71,399	1,261,155
Inchcape PLC (B)	181,787	1,030,870
Informa PLC (B)	103,204	500,196
Liberty Global PLC, Class C (B)	64,300	1,320,401
Linde PLC	5,400	1,285,902
Persimmon PLC	43,400	1,383,087
Savills PLC (B)	28,400	285,453
Smith & Nephew PLC	62,600	1,226,291
Tesco PLC	872,500	2,393,533
Unilever PLC	67,893	4,185,817

		21,531,812

Total Common Stocks (Cost $168,980,097)		168,251,886

OTHER INVESTMENT COMPANY - 2.5%
Securities Lending Collateral - 2.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.09% (C)	4,205,596	4,205,596

Total Other Investment Company (Cost $4,205,596)		4,205,596

	Principal	Value
REPURCHASE AGREEMENT - 0.1%
Fixed Income Clearing Corp., 0.00% (C), dated 09/30/2020, to be repurchased at $102,807 on 10/01/2020. Collateralized by a U.S. Government Obligation, 0.16%, due 07/31/2022, and with a value of $104,920.	$ 102,807	102,807

Total Repurchase Agreement (Cost $102,807)		102,807

Total Investments (Cost $173,288,500)		172,560,289
Net Other Assets (Liabilities) - (2.0)%		(3,359,876)

Net Assets - 100.0%		$ 169,200,413

Transamerica Series Trust	Page 2

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	6.8%	$11,730,920
Industrial Conglomerates	5.3	9,051,210
Banks	5.2	8,950,853
Health Care Equipment & Supplies	4.9	8,480,431
Entertainment	4.5	7,808,504
Capital Markets	4.5	7,723,962
Household Durables	4.1	7,032,600
Diversified Financial Services	3.9	6,638,318
Semiconductors & Semiconductor Equipment	3.5	6,102,216
Food & Staples Retailing	3.3	5,684,718
Food Products	3.2	5,562,858
Electrical Equipment	3.1	5,377,854
Multi-Utilities	3.0	5,157,963
Software	2.8	4,747,394
Personal Products	2.4	4,185,817
Insurance	2.4	4,179,014
Electronic Equipment, Instruments & Components	2.3	3,918,355
Trading Companies & Distributors	2.1	3,683,528
Chemicals	2.1	3,679,516
Machinery	1.9	3,279,988
Beverages	1.8	3,097,850
Technology Hardware, Storage & Peripherals	1.7	2,993,541
Auto Components	1.7	2,912,803
Oil, Gas & Consumable Fuels	1.7	2,884,004
Metals & Mining	1.6	2,705,865
Containers & Packaging	1.6	2,704,319
Health Care Providers & Services	1.6	2,701,172
Internet & Direct Marketing Retail	1.4	2,434,793
Real Estate Management & Development	1.3	2,310,475
Construction Materials	1.3	2,309,801
Marine	1.1	1,897,056
Airlines	1.0	1,753,459
IT Services	1.0	1,668,101
Hotels, Restaurants & Leisure	0.9	1,581,810
Air Freight & Logistics	0.8	1,406,642
Leisure Products	0.8	1,404,055
Diversified Telecommunication Services	0.8	1,320,401
Tobacco	0.7	1,261,155
Wireless Telecommunication Services	0.7	1,235,712
Equity Real Estate Investment Trusts	0.7	1,182,270
Distributors	0.6	1,030,870
Interactive Media & Services	0.4	721,563
Aerospace & Defense	0.4	719,131
Media	0.3	500,196
Electric Utilities	0.2	346,598
Energy Equipment & Services	0.1	192,225

Investments	97.5	168,251,886
Short-Term Investments	2.5	4,308,403

Total Investments	100.0%	$172,560,289

Transamerica Series Trust	Page 3

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$7,464,890	$160,786,996	$—	$168,251,886
Other Investment Company	4,205,596	—	—	4,205,596
Repurchase Agreement	—	102,807	—	102,807

Total Investments	$11,670,486	$160,889,803	$—	$172,560,289

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $5,705,970, collateralized by cash collateral of $4,205,596 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,800,288. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Rates disclosed reflect the yields at September 30, 2020.
(D)	There were no transfers in or out of Level 3 during the period ended September 30, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Transamerica Series Trust	Page 4

Transamerica TS&W International Equity VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

The notes are an integral part of this report. Transamerica Series Trust	Page 5